As filed with the Securities and Exchange Commission on March 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

John Sweeney
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

OAKTREE HIGH YIELD BOND FUND
Schedule of Investments			January 31, 2016 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value (USD)

Corporate Bonds – 95.4%
Aerospace & Defense – 1.6%
Bombardier Inc	6.00%	[2]	10/15/22	90,000	62,100
Huntington Ingalls Industries Inc	5.00%	[2]	12/15/21	100,000	103,625
Huntington Ingalls Industries Inc	5.00%	[2]	11/15/25	90,000	92,925
TA Manufacturing Ltd	3.63%	[2]	04/15/23	€ 100,000	101,841
					360,491
Auto Components – 2.3%
Goodyear Tire & Rubber Co	7.00%		05/15/22	40,000	42,880
Goodyear Tire & Rubber Co	5.13%		11/15/23	80,000	82,200
Grupo Antolin Dutch BV	4.75%		04/01/21	€ 100,000	111,011
Schaeffler Holding Finance BV (PIK 6.50%)	5.75%		11/15/21	€ 120,000	138,282
Tenneco Inc	5.38%		12/15/24	40,000	40,700
ZF North America Capital Inc	4.50%	[2]	04/29/22	125,000	120,781
					535,854
Building Products – 0.5%
Kerneos Corporate SAS	5.75%		03/01/21	€ 100,000	107,474

Capital Markets – 0.5%
Neuberger Berman Group LLC	5.88%	[2]	03/15/22	105,000	109,594

Chemicals – 3.2%
Axalta Coating Systems Inc	5.75%		02/01/21	€ 100,000	112,121
Chemours Co	6.13%	[2]	05/15/23	€ 120,000	82,742
Ineos Finance PLC	4.00%	[2]	05/01/23	€ 130,000	132,203
Plastipak Holdings Inc	6.50%	[2]	10/01/21	125,000	120,312
PSPC Escrow Corp	6.00%	[2]	02/01/23	€ 100,000	87,215
SPCM SA	2.88%	[2]	06/15/23	€ 100,000	102,291
Tronox Ltd	7.50%	[2]	03/15/22	155,000	93,775
					730,659
Commercial Services & Supplies – 6.5%
AA Bond Co Ltd	5.50%	[2]	07/31/22	£ 100,000	133,266
ACCO Brands Corp	6.75%		04/30/20	175,000	180,906
ADT Corp	6.25%		10/15/21	90,000	93,825
Carlson Wagonlit BV	7.50%		06/15/19	€ 165,000	185,899
Clean Harbors Inc	5.25%		08/01/20	125,000	127,969
Covanta Holding Corp	6.38%		10/01/22	115,000	108,962
Iron Mountain Europe PLC	6.13%		09/15/22	£ 100,000	145,155
RR Donnelley & Sons Co	7.00%		02/15/22	130,000	122,363
Techem Energy Metering Service GmbH & Co KG	7.88%		10/01/20	€ 100,000	115,816
TMS International Corp	7.63%	[2,4]	10/15/21	90,000	69,975
Trionista TopCo GmbH	6.88%		04/30/21	€ 100,000	113,770
West Corp	5.38%	[2]	07/15/22	80,000	67,700
					1,465,606
Communications Equipment – 1.1%
CommScope Holding Co Inc (PIK 7.38%)	6.63%	[2]	06/01/20	205,000	209,869
Plantronics Inc	5.50%	[2]	05/31/23	50,000	50,500
					260,369

Construction & Engineering – 1.0%
AECOM	5.75%		10/15/22	130,000	131,950
Novafives SAS	4.50%		06/30/21	€ 100,000	87,747
					219,697
Construction Materials – 1.7%
American Builders & Contractors Supply Co Inc	5.63%	[2]	04/15/21	200,000	205,000
Summit Materials LLC	6.13%		07/15/23	185,000	179,450
					384,450
Consumer Finance – 0.6%
Ally Financial Inc	4.13%		02/13/22	75,000	73,969
Ally Financial Inc	4.63%		05/19/22	30,000	30,075
Navient Corp	5.00%		10/26/20	40,000	34,700
					138,744
Containers & Packaging – 5.4%
Ardagh Packaging Finance PLC	4.25%		01/15/22	€ 100,000	107,436
Ball Corp	4.38%		12/15/23	€ 230,000	255,854
Berry Plastics Corp	5.50%		05/15/22	125,000	124,844
Cascades Inc	5.50%	[2]	07/15/22	125,000	120,312
Cascades Inc	5.75%	[2]	07/15/23	40,000	38,400
Kloeckner Pentaplast of America Inc	7.13%	[2]	11/01/20	€ 100,000	109,651
Owens-Brockway Glass Container Inc	5.00%	[2]	01/15/22	125,000	120,469
Sealed Air Corp	4.50%	[2]	09/15/23	€ 100,000	112,091
SIG Combibloc Holdings SCA	7.75%	[2]	02/15/23	€ 100,000	111,985
Silgan Holdings Inc	5.50%		02/01/22	120,000	122,700
					1,223,742
Diversified Telecommunication Services – 5.2%
Altice Financing SA	6.63%	[2]	02/15/23	200,000	197,500
Altice SA	7.25%		05/15/22	€ 100,000	102,778
Centurylink Inc	5.80%		03/15/22	145,000	135,575
Frontier Communications Corp	10.50%	[2]	09/15/22	15,000	14,719
Frontier Communications Corp	7.13%		01/15/23	45,000	37,687
Frontier Communications Corp	7.63%		04/15/24	125,000	105,937
Intelsat Jackson Holdings SA	7.25%		10/15/20	125,000	108,125
Intelsat Jackson Holdings SA	7.50%		04/01/21	20,000	17,350
Level 3 Financing Inc	5.13%		05/01/23	250,000	252,187
Telecom Italia SpA	3.25%		01/16/23	€ 110,000	119,711
Ziggo Bond Finance BV	4.63%	[2]	01/15/25	€ 100,000	101,042
					1,192,611
Electric Utilities – 0.5%
Enel SpA	6.50%	[3]	01/10/74	€ 100,000	115,436
					115,436
Electronic Equipment, Instruments & Components – 0.1%
Sanmina Corp	4.38%	[2]	06/01/19	30,000	30,225

Energy Equipment & Services – 0.6%
Forum Energy Technologies Inc	6.25%		10/01/21	101,000	81,305
Precision Drilling Corp	6.50%		12/15/21	80,000	52,400
					133,705
Food & Staples Retailing – 0.8%
Ingles Markets Inc	5.75%		06/15/23	125,000	125,938
Rite Aid Corp	6.13%	[2]	04/01/23	55,000	58,231
					184,169
Food Products – 4.8%
B&G Foods Inc	4.63%		06/01/21	90,000	90,112
Boparan Finance PLC	5.50%		07/15/21	£ 100,000	126,817
Darling Global Finance BV	4.75%	[2]	05/30/22	€ 120,000	122,813
JBS LLC	8.25%	[2]	02/01/20	175,000	167,125
Pilgrim's Pride Corp	5.75%	[2]	03/15/25	50,000	48,250
Pinnacle Foods Finance LLC	4.88%		05/01/21	125,000	125,430
Pinnacle Foods Finance LLC	5.88%	[2]	01/15/24	25,000	25,937
Post Holdings Inc	6.75%	[2]	12/01/21	95,000	99,617

Post Holdings Inc	7.75%	[2]	03/15/24	25,000	26,688
R&R Ice Cream PLC (PIK 10.00%)	9.25%		05/15/18	€ 100,000	109,689
R&R Ice Cream PLC	5.50%		05/15/20	£ 100,000	145,697
					1,088,175
Gas Utilities – 1.5%
AmeriGas Finance Corp	6.75%		05/20/20	150,000	149,250
AmeriGas Finance Corp	7.00%		05/20/22	40,000	39,400
Suburban Propane Partners LP	5.50%		06/01/24	15,000	12,637
Suburban Propane Partners LP	5.75%		03/01/25	170,000	142,800
					344,087
Health Care Equipment & Supplies – 1.3%
Auris Luxembourg II SA	8.00%	[2]	01/15/23	€ 100,000	117,107
ConvaTec Finance International SA (PIK 9.00%)	8.25%	[2]	01/15/19	200,000	178,750
					295,857
Health Care Providers & Services – 7.7%
Acadia Healthcare Co Inc	5.13%		07/01/22	130,000	120,900
Amsurg Corp	5.63%		07/15/22	125,000	126,078
Centene Escrow Corp	5.63%	[2]	02/15/21	65,000	66,381
Centene Escrow Corp	6.13%	[2]	02/15/24	45,000	46,069
DaVita HealthCare Partners Inc	5.00%		05/01/25	135,000	133,144
Envision Healthcare Corp	5.13%	[2]	07/01/22	135,000	133,312
ExamWorks Group Inc	5.63%		04/15/23	75,000	75,641
HCA Holdings Inc	6.25%		02/15/21	335,000	355,100
HealthSouth Corp	5.75%	[2]	11/01/24	100,000	99,209
HomeVi SAS	6.88%		08/15/21	€ 100,000	112,365
Lifepoint Health Inc	5.88%		12/01/23	40,000	41,600
LifePoint Health Inc	5.50%		12/01/21	125,000	127,187
Medi-Partenaires SAS	7.00%		05/15/20	€ 100,000	114,721
Tenet Healthcare Corp	4.75%		06/01/20	145,000	147,538
Tenet Healthcare Corp	6.75%		06/15/23	65,000	60,044
					1,759,289
Health Care Technology – 0.7%
IMS Health Inc	4.13%	[2]	04/01/23	€ 145,000	148,907

Hotels, Restaurants & Leisure – 3.6%
Churchill Downs Inc	5.38%		12/15/21	75,000	76,125
Churchill Downs Inc	5.38%	[2]	12/15/21	10,000	10,150
CPUK Finance Ltd	7.00%	[2]	08/28/20	£ 100,000	144,949
MGM Resorts International	5.25%		03/31/20	125,000	124,687
New Red Finance Inc	4.63%	[2]	01/15/22	85,000	85,638
PortAventura Entertainment Barcelona BV	7.25%		12/01/20	€ 100,000	109,954
Scientific Games International Inc	6.63%		05/15/21	80,000	38,400
Scientific Games International Inc	7.00%	[2]	01/01/22	85,000	80,325
Six Flags Entertainment Corp	5.25%	[2]	01/15/21	150,000	148,988
					819,216
Household Durables – 1.2%
Apex Tool Group LLC	7.00%	[2]	02/01/21	155,000	113,150
Tempur Sealy International Inc	6.88%		12/15/20	130,000	138,125
Tempur Sealy International Inc	5.63%	[2]	10/15/23	25,000	25,625
					276,900
Household Products – 0.9%
Energizer Holdings Inc	5.50%	[2]	06/15/25	80,000	74,600
Spectrum Brands Inc	5.75%	[2]	07/15/25	125,000	128,750
					203,350
Independent Power & Renewable Electricity Producers – 2.3%
Calpine Corp	5.38%		01/15/23	65,000	59,475
Calpine Corp	5.50%		02/01/24	20,000	17,750
Dynegy Inc	6.75%		11/01/19	120,000	116,550
NRG Energy Inc	7.88%		05/15/21	230,000	201,250
Talen Energy Supply LLC	4.63%	[2]	07/15/19	60,000	46,200
TerraForm Power Operating LLC	5.88%	[2]	02/01/23	115,000	92,287

					533,512
Insurance – 0.4%
HUB International Ltd	7.88%	[2]	10/01/21	115,000	101,200

IT Services – 2.5%
Cardtronics Inc	5.13%		08/01/22	130,000	127,400
First Data Corp	7.00%	[2]	12/01/23	215,000	217,687
First Data Corp	5.75%	[2]	01/15/24	105,000	104,738
Worldpay Finance PLC	3.75%	[2]	11/15/22	€ 100,000	109,684
					559,509
Life Science Tools & Services – 1.5%
Jaguar Holding Co II	6.38%	[2]	08/01/23	115,000	113,563
Ephios Bondco PLC	6.25%	[2]	07/01/22	€ 100,000	111,238
VWR Funding Inc	4.63%	[2]	04/15/22	€ 125,000	127,632
					352,433
Machinery – 1.0%
BlueLine Rental Finance Corp	7.00%	[2]	02/01/19	125,000	98,750
Milacron LLC	7.75%	[2]	02/15/21	150,000	133,500
					232,250
Media – 8.1%
Arqiva Broadcast Finance PLC	9.50%		03/31/20	£ 100,000	153,194
CCO Holdings LLC	5.13%	[2]	05/01/23	85,000	84,989
Cequel Communications Holdings LLC	5.13%	[2]	12/15/21	130,000	118,059
CSC Holdings Inc	6.75%		11/15/21	50,000	49,500
CSC Holdings Inc	5.25%		06/01/24	65,000	57,525
DISH DBS Corp	5.88%		07/15/22	125,000	117,969
Numericable Group SA	5.63%		05/15/24	€ 225,000	247,806
Telenet Finance SCA	6.25%		08/15/22	€ 110,000	127,951
Time Inc	5.75%	[2]	04/15/22	85,000	74,800
Unitymedia Hessen GmbH & Co	5.13%		01/21/23	€ 81,000	92,134
Unitymedia Hessen GmbH & Co	5.63%		04/15/23	€ 92,000	105,673
Univision Communications Inc	6.75%	[2]	09/15/22	101,000	104,409
Univision Communications Inc	5.13%	[2]	05/15/23	60,000	58,500
Virgin Media Inc	7.00%		04/15/23	£ 125,000	186,556
Vougeot Bidco PLC	7.88%		07/15/20	£ 100,000	149,514
WMG Acquisition Corp	6.25%		01/15/21	€ 112,500	125,527
					1,854,106
Metals & Mining – 3.3%
ArcelorMittal	6.50%		03/01/21	200,000	163,500
ArcelorMittal	6.13%		06/01/25	35,000	25,550
Cliffs Natural Resources Inc	8.25%	[2]	03/31/20	85,000	61,625
Eldorado Gold Corp	6.13%	[2]	12/15/20	105,000	88,462
First Quantum Minerals Ltd	7.25%	[2]	05/15/22	165,000	75,075
HudBay Minerals Inc	9.50%		10/01/20	85,000	52,700
Novelis Inc	8.38%		12/15/17	170,000	164,050
Novelis Inc	8.75%		12/15/20	40,000	36,556
SunCoke Energy Partners LP	7.38%	[2,4]	02/01/20	135,000	77,288
					744,806
Multiline Retail – 0.7%
Dollar Tree Inc	5.75%	[2]	03/01/23	85,000	89,994
Neiman Marcus Group LLC (PIK 9.50%)	8.75%	[2]	10/15/21	125,000	80,000
					169,994
Oil, Gas & Consumable Fuels – 5.0%
Baytex Energy Corp	5.13%	[2]	06/01/21	150,000	90,750
California Resources Corp	5.50%		09/15/21	180,000	36,900
California Resources Corp	8.00%	[2]	12/15/22	30,000	12,000
Chesapeake Energy Corp	6.63%		08/15/20	65,000	18,200
CITGO Petroleum Corp	6.25%	[2]	08/15/22	125,000	120,312
Gulfport Energy Corp	6.63%		05/01/23	90,000	72,450
Laredo Petroleum Inc	5.63%		01/15/22	105,000	75,075
Linn Energy LLC	12.00%	[2]	12/15/20	74,000	27,010

Natural Resource Partners LP	9.13%		10/01/18	145,000	81,925
Oasis Petroleum Inc	6.88%		03/15/22	150,000	87,750
Oasis Petroleum Inc	6.88%		01/15/23	15,000	8,625
Range Resources Corp	4.88%	[2]	05/15/25	110,000	89,513
Regency Energy Partners LP	6.50%		07/15/21	130,000	124,800
Sabine Pass Liquefaction LLC	5.63%		02/01/21	95,000	87,400
Sabine Pass Liquefaction LLC	5.63%		04/15/23	20,000	17,650
Sabine Pass Liquefaction LLC	5.63%		03/01/25	15,000	12,956
Targa Rescources Partners LP	6.75%	[2]	03/15/24	195,000	161,363
Ultra Petroleum Corp	6.13%	[2,4]	10/01/24	125,000	18,125
					1,142,804
Paper & Forest Products – 1.0%
Reynolds Group Issuer Inc	6.88%		02/15/21	90,000	93,375
Reynolds Group Issuer Inc	8.25%		02/15/21	85,000	79,687
Reynolds Group Issuer Inc	5.75%		10/15/20	45,000	45,169
					218,231
Personal Products – 1.8%
Alphabet Holding Co Inc (PIK 8.50%)	7.75%		11/01/17	135,000	132,300
First Quality Finance Co Inc	4.63%	[2]	05/15/21	135,000	123,525
Prestige Brands Inc	5.38%	[2]	12/15/21	150,000	147,000
					402,825
Pharmaceuticals – 3.4%
Endo Finance LLC	5.75%	[2]	01/15/22	200,000	200,000
Endo Finance LLC	5.88%	[2]	01/15/23	25,000	24,938
Mallinckrodt International Finance SA	5.75%	[2]	08/01/22	175,000	168,000
Valeant Pharmaceuticals International Inc	7.25%	[2]	07/15/22	250,000	246,250
Valeant Pharmaceuticals International Inc	5.50%	[2]	03/01/23	40,000	35,800
Valeant Pharmaceuticals International Inc	5.88%	[2]	05/15/23	115,000	103,500
					778,488
Professional Services – 0.4%
Nielsen Finance LLC	5.00%	[2]	04/15/22	90,000	91,125

Road & Rail – 0.9%
Ope Kag Finance Sub Inc	7.88%	[2]	07/31/23	95,000	93,100
Watco Companies LLC	6.38%	[2]	04/01/23	105,000	101,325
					194,425
Software – 0.5%
Open Text Corp	5.63%	[2]	01/15/23	120,000	119,700

Specialty Retail – 1.9%
DBP Holding Corp	7.75%	[2]	10/15/20	160,000	96,000
Party City Holdings Inc	6.13%	[2]	08/15/23	95,000	92,625
Rent-A-Center Inc	4.75%		05/01/21	155,000	112,375
Sally Holdings LLC	5.75%		06/01/22	120,000	125,850
					426,850
Technology Hardware, Storage & Peripherals – 0.6%
NCR Corp	5.88%		12/15/21	150,000	147,937

Trading Companies & Distributors – 1.5%
Ashtead Capital Inc	6.50%	[2]	07/15/22	120,000	123,000
International Lease Finance Corp	4.63%		04/15/21	125,000	123,437
Intrepid Aviation Group Holdings LLC	6.88%	[2]	02/15/19	115,000	89,700
					336,137
Transportation Infrastructure – 1.0%
Flexi-Van Leasing Inc	7.88%	[2]	08/15/18	95,000	94,525
Moto Finance PLC	6.38%	[2]	09/01/20	£ 100,000	144,721
					239,246

Wireless Telecommunication Services – 4.4%
Matterhorn Telecom SA	3.88%		05/01/22	€ 100,000	98,517
Matterhorn Telecom SA	3.88%	[2]	05/01/22	€ 100,000	98,518
Sprint Communications Inc	8.38%		08/15/17	140,000	136,150
Sprint Communications Inc	7.25%		09/15/21	340,000	246,500
T-Mobile Inc	6.25%		04/01/21	250,000	256,250
Wind Acquisition Finance SA	7.00%		04/23/21	€ 165,000	173,828
					1,009,763

Total Corporate Bonds (Cost $23,964,073)					21,783,948

Real Estate Investment Trusts (REITs) – 0.9%
Geo Group Inc	5.13%		04/01/23	55,000	52,525
Iron Mountain Inc	6.00%	[2]	10/01/20	65,000	69,388
Lamar Media Corp	5.75%	[2]	02/01/26	85,000	87,762

Total Real Estate Investment Trust (REITs) (Cost $202,405)					209,675

Bank Loans – 0.8%
Media – 0.6%
Formula One, Senior Secured 2nd Lien Term Loan, Tranche B	7.75%	[3]	07/29/22	160,000	134,240

Metals & Mining – 0.2%
Murray Energy Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	[3]	04/16/20	104,466	49,882

Total Bank Loans (Cost $261,598)					184,122

Total Investments – 97.2% (Cost $24,428,076)					22,177,745

Other Assets in Excess of Liabilities – 2.8%					647,246

Net Assets – 100.0%					$22,824,991

[1]	Unless otherwise noted, amount is in U.S. Dollars
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2016, the value of these securities amounted to $10,091,934 or 44.2% of net assets.

[3]	Variable rate security. Rate disclosed at January 31, 2016.
[4]	Illiquid security. At January 31, 2016, the value of these securities amounted to $165,388 or 0.7% of net assets.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	– Public Limited Company
€	Euro
£	British Pound

The cost basis of investments for federal income tax purposes at Januar 31, 2016 was as follows+:

Tax Cost of Investments	$24,428,076
Gross Tax Unrealized Appreciation	181,123
Gross Tax Unrealized Depreciation	(2,431,454)
Net Tax Unrealized Appreciation (Depreciation)	$(2,250,331)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts			January 31, 2016 (Unaudited)

				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	02/04/16	$93,691	€ 86,393	$(89)
Bank of New York Mellon	02/04/16	€ 4,709,640	$5,125,666	23,028
Bank of New York Mellon	02/04/16	£ 964,429	$1,406,916	32,695
				$55,634
€	Euro
£	British Pound

Country Breakdown	% of Net Assets
United States	70.0%
United Kingdom	7.3%
Germany	5.0%
France	3.4%
Canada	3.4%
Luxembourg	2.1%
Italy	1.8%
Switzerland	1.3%
Netherlands	1.3%
Spain	1.0%
Belgium	0.6%
Other Assets in Excess of Liabilities	2.8%
100.0%

OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments	January 31, 2016 (Unaudited)
	Shares	Value $

Common Stocks – 91.3%
Argentina – 0.7%
YPF SA - ADR	10,700		180,188

Brazil – 3.8%
Ambev SA - ADR	29,300		136,831
B2W Cia Digital	52,700	[1]	175,291
BB Seguridade Participacoes SA	43,600		253,066
BRF SA - ADR	36,300		440,319
			1,005,507
Chile – 0.8%
Banco Santander Chile - ADR	12,629		218,355

China – 29.5%
Anhui Conch Cement Co Ltd	109,000		214,004
Brilliance China Automotive Holdings Ltd	278,000		268,034
China Cinda Asset Management Co Ltd	837,000		263,373
China Construction Bank Corp	848,000		517,700
China Everbright International Ltd	278,900		296,591
China Life Insurance Co Ltd	127,824		309,905
China Mobile Ltd	33,200		364,675
China Overseas Land & Investment Ltd	180,000		525,889
China Pacific Insurance Group Co Ltd	153,900		543,059
China Shenhua Energy Co Ltd	199,000		300,472
CNOOC Ltd - ADR	1,300		132,041
Galaxy Entertainment Group Ltd	110,000		345,589
GCL-Poly Energy Holdings Ltd	1,393,000		179,645
Haier Electronics Group Co Ltd	171,581		302,905
Huadian Fuxin Energy Corp Ltd	890,400		174,704
Industrial & Commercial Bank of China Ltd	1,427,000		742,670
JD.com Inc - ADR	18,500	[1]	481,555
Lenovo Group Ltd	394,000		353,670
Luye Pharma Group Ltd	312,400	[1]	258,618
Sands China Ltd	81,600		285,008
Tencent Holdings Ltd	27,600		518,513
Tianhe Chemicals Group Ltd	668,000	[1,2,3,4]	60,096
Trina Solar Ltd - ADR	47,000	[1]	431,460
			7,870,176
Hungary – 1.5%
OTP Bank PLC	19,044		405,119

India – 9.3%
Axis Bank Ltd - GDR	10,781		327,842
ICICI Bank Ltd - ADR	56,787		377,634
Infosys Ltd - ADR	34,300		614,313
Larsen & Toubro Ltd - GDR	18,906		305,332
Reliance Industries Ltd - GDR	27,871	[2]	844,491
			2,469,612
Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk PT	752,300		620,443

Mexico – 4.4%
Cemex SAB de CV - ADR	79,896	[1]	361,929
Grupo Financiero Banorte SAB de CV	95,800		499,130
Grupo Mexico SAB de CV	165,300		320,616
			1,181,675
Pakistan – 0.7%
United Bank Ltd	139,400		191,276

Qatar – 0.9%
Industries Qatar QSC	8,303	[1]	234,671

Russia – 6.5%

Lukoil PJSC - ADR	14,373		488,985
Magnit PJSC - GDR	9,062		355,651
PhosAgro OAO - GDR	24,947	[1]	295,622
Sberbank of Russia PJSC - ADR	104,215		576,992
			1,717,250
South Africa – 7.2%
AngloGold Ashanti Ltd - ADR	26,200	[1]	222,176
Discovery Ltd	29,399		239,676
Naspers Ltd	9,550		1,206,863
Sasol Ltd	9,778		257,226
			1,925,941
South Korea – 8.9%
Hyundai Motor Co	4,488		503,251
Samsung Electronics Co Ltd	1,582		1,530,510
SK Hynix Inc	14,520		335,137
			2,368,898
Switzerland – 2.0%
Dufry AG	4,866	[1]	527,632

Taiwan – 8.4%
Delta Electronics Inc	89,888		380,463
Mega Financial Holding Co Ltd	445,000		283,722
Taiwan Semiconductor Manufacturing Co Ltd - ADR	59,400		1,327,590
Yuanta Financial Holding Co Ltd	747,423		232,093
			2,223,868
Thailand – 3.0%
Airports of Thailand PCL - NVDR	37,200		395,689
Kasikornbank PCL - NVDR	83,700		399,916
			795,605
Turkey – 1.4%
Turkiye Halk Bankasi AS	107,698		372,776

Total Common Stocks (Cost $28,417,924)			24,308,992

Preferred Stocks – 4.0%
Brazil – 4.0%
Gerdau SA - ADR	114,600		104,286
Itau Unibanco Holding SA - ADR	81,180		510,622
Telefonica Brasil SA - ADR	26,149		228,019
Vale SA - ADR	124,400		230,140
			1,073,067

Total Preferred Stocks (Cost $1,663,541)			1,073,067

Exchange Traded Funds – 2.8%
India – 2.8%
iShares MSCI India ETF	29,000		755,160

Total Exchange Traded Funds (Cost $846,890)			755,160

Total Investments – 98.1% (Cost $30,928,355)			26,137,219

Other Assets in Excess of Liabilities – 1.9%			502,700

Net Assets – 100.0%			$26,639,919

[1]	Non-income producing security
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At January 31, 2016, the value of these securities amounted to $904,587 or 3.4% of net assets.

[3]	Illiquid security. At January 31, 2016, the value of these securities amounted to $60,096 or 0.2% of net assets.
[4]	Security was fair valued in good faith by the Board of Trustees at January 31, 2016. At January 31, 2016, the value of these securities amounted to $60,096 or 0.2% of net assets.
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non–Voting Depositary Receipt

PLC	– Public Limited Company
ETF	– Exchange Traded Fund

The cost basis of investments for federal income tax purposes at Januar 31, 2016 was as follows+:

Tax Cost of Investments	$30,948,449
Gross Tax Unrealized Appreciation	463,815
Gross Tax Unrealized Depreciation	(5,275,045)
Net Tax Unrealized Appreciation (Depreciation)	$(4,811,230)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Industry Breakdown	% of Net Assets
Financials	31.6%
Information Technology	21.3%
Consumer Discretionary	15.4%
Energy	8.3%
Materials	6.8%
Industrials	4.6%
Consumer Staples	3.5%
Exchange Traded Funds	2.8%
Telecommunication Services	2.2%
Healthcare	1.0%
Utilities	0.6%
Other Assets in Excess of Liabilities	1.9%
100.0%

Summary of Fair Value Disclosure	January 31, 2016 (Unaudited)

Security Valuation

The Oaktree Funds (the "Funds") have adopted accounting principles generally accepted in the United States of America (“GAAP”).  GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value.  These inputs are summarized in the three broad levels listed below:
Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 – Level 2: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable. Any foreign securities for which the fair value factor has been applied at January 31, 2016, are categorized as Level 2.
Level 3 – Valuations for which one or more significant inputs are unobservable. These inputs reflect the Funds’ assessment of the assumptions that market participants use to value the investment based on the best available information
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Pricing Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current at the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The Funds account for the transfer of assets into or out of each fair-value hierarchy level as of the beginning of the reporting period.
All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.
Funds that invest in equity securities that are traded primarily on non-U.S. exchanges or markets use a pricing service to provide fair value pricing data with respect to certain security holdings.  The pricing service covers most equity securities traded outside of the United States for which there are more than 180 days of pricing history.  The use of the pricing service is designed to capture events after a foreign exchanges closes that may affect the value of certain holdings of certain Funds' securities traded on those foreign exchanges.
Foreign equity and debt securities are priced in their local currencies as of the close of their primary exchange or market, or as of the valuation time, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange.
Debt securities are valued in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.
Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices.  Quotations are available from a pricing service for regularly scheduled settlement dates.
The Board of Trustees (the “Board”) has delegated certain functions to the Pricing Committee with respect to the valuation of the Funds’ holdings. The Pricing Committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the Pricing Committee to monitor pricing and valuation matters at the direction of the Board. The Pricing Committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At January 31, 2016, the Emerging Markets Fund held one security fair valued in good faith by the Board, with a market value of $60,096 or 0.2% of net assets.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of January 31, 2016.
High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$–	$21,783,948		$21,783,948
Bank Loans	–	184,122	–	184,122
Real Estate Investment Trusts (REITs)	–	209,675		209,675
Total [1]	$–	$22,177,745	$–	$22,177,745
Foreign currency contracts	$–	$55,723	$–	$55,723
Total	$–	$55,723	$–	$55,723

Liabilities

Foreign currency contracts	$–	$(89)	$–	$(89)
Total	$–	$(89)	$–	$(89)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,380,858	$16,868,038	$60,096	$24,308,992
Preferred Stocks	1,073,067	–	–	1,073,067
Exchange Traded Funds	755,160	–	–	755,160
Total [1]	$9,209,085	$16,868,038	$60,096	$26,137,219

1 See the Schedules of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.
(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oaktree Funds

By (Signature and Title)	/s/ John Sweeney
John Sweeney, President

Date	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Sweeney
John Sweeney, President

Date	March 30, 2016

By (Signature and Title)	/s/ Susan Gentile
Susan Gentile, Chief Financial Officer

Date	March 28, 2016